Sarah M. Coutu State Street 1 Iron Street CCB 1102 Boston, MA 02210 Tel +1 617 662 1483 Fax +1 617 369 0204 SCoutu@StateStreet.com

August 31, 2015

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:	iShares, Inc. (the “Company”)
    Securities Act File No. 033-97598;
    Investment Company Act File No. 811-09102

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Company, please accept this letter as certification that the Prospectuses and Statements of Additional Information for Company funds with a fiscal year end of April 30 that were effective prior to April 30, 2015, each dated August 31, 2015, do not differ from those contained in Post-Effective Amendment No. 444 to the Company’s Registration Statement on Form N-1A, filed electronically on August 25, 2015.

If you have any questions, please do not hesitate to contact Benjamin J. Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124 or me at (617) 662-1483.

Yours truly,

/s/ Sarah M. Coutu
Sarah M. Coutu
Assistant Secretary

cc:  Benjamin J. Haskin, Esq.